RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.         RELATED PARTY TRANSACTIONS

(a)	Details of outstanding balances with the Group’s related parties as of December 31, 2022 and 2023 were as follows:

Amount due from related parties:

		As of December 31,
Name of related parties	Relationship	2022	2023
Xu Qing	Shareholder of the Company	$166	$191
Unicom AirNet	Equity method investment	435	—
		$601	$191
(1)	The amounts represent interest free advances to the related parties in a short-term basis for operation purpose.

Amount due to related parties:

		As of December 31,
Name of related parties	Relationship	2022	2023
Man Guo	Shareholder	—	918
Dan Shao	Shareholder	—	10,190
		$—	$11,108
(b)	Details of transactions with the Group’s related parties for the years ended December 31, 2022 and 2023 were as follows:

		For the year ended December 31,
Name of related parties	Transactions	2022	2023
Man Guo	Loans provided to related parties	$—	$918
Dan Shao	Loans provided to related parties	—	10,190